Accounting for Derivative Instruments and Hedging Activities Recognized in Statement of Income (Detail) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain) loss on derivative instruments	$ (5,588)		$ (32,648)		$ 6,339		$ (7,714)		$ (84,146)		$ 102,744		$ 133,606
Derivative contracts classified as financing activities due to merger					(8,045)		(8,026)		(16,349)		(34,250)		(92,681)
Parent Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Amount Not Designated as Normal Purchase, Normal Sale													2,200
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain) loss on derivative instruments	(26,856)		(31,178)		(59,673)		1,212		(85,262)		33,953		(107,921)
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Other Income (Deductions) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain) loss on derivative instruments	(1,156)		(323)		(4,571)		(2,430)		(3,915)		2,420		(4,288)
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain) loss on derivative instruments	0		1,241		560		398		500		(5,904)		(29,727)
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Unrealized (Gain) Loss on Derivative Instruments, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain) loss on derivative instruments	(5,588)	[1]	(32,648)	[1]	6,339	[1]	(7,714)	[1]	(84,146)	[2]	102,744	[2]	131,407	[2]
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Electric generation fuel [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain) loss on derivative instruments	(11,768)		(420)		(27,512)		8,271		6,511		(27,008)		(66,762)
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Purchased Electricity [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain) loss on derivative instruments	(8,344)		972		(34,489)		2,687		(4,212)		(38,299)		(138,551)
Not Designated as Hedging Instrument [Member] | Subsidiaries [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain) loss on derivative instruments	(25,700)		(32,096)		(56,206)		2,674		(83,337)		33,573		(86,193)
Not Designated as Hedging Instrument [Member] | Subsidiaries [Member] | Commodity Contract [Member] | Unrealized (Gain) Loss on Derivative Instruments, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain) loss on derivative instruments	(5,588)	[1]	(32,648)	[1]	5,795	[1]	(8,284)	[1]	(85,636)		98,880		119,120
Not Designated as Hedging Instrument [Member] | Subsidiaries [Member] | Commodity Contract [Member] | Electric generation fuel [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain) loss on derivative instruments	(11,768)		(420)		(27,512)		8,271		6,511		(27,008)		(66,762)
Not Designated as Hedging Instrument [Member] | Subsidiaries [Member] | Commodity Contract [Member] | Purchased Electricity [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized (gain) loss on derivative instruments	$ (8,344)		$ 972		$ (34,489)		$ 2,687		$ (4,212)		$ (38,299)		$ (138,551)

[1]	Differences between Puget Energy and PSE for the nine months ending September 30, 2015 and September 30, 2014 are due to certain derivative contracts recorded at fair value in 2009 and subsequently designated as Normal Purchase Normal Sale (NPNS) or cash flow hedges. These differences occurred through February 2015.
[2]	For 2012, the amount differs from the amount stated in the statement of income as it does not include amortization related to contracts that were recorded at fair value at the time of the February 2009 merger and subsequently designated as NPNS of $2.2 million for the year ended December 31, 2012.